Debt (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Debt Instrument [Line Items]
Revolving credit facility, including current portion	$ 172,000	$ 115,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt, less current portion	$ 122,000	$ 65,000